Financial Instruments - Changes in Gain or Loss Due to a Hypothetically Strengthening or Weakening in Foreign Currencies (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
10% increase [member] | USD [member]
Disclosure of detailed information about hedging instruments [line items]
Changes in gain or loss due to hypothetically strengthens or weakens of functional currency against foreign currencies other than functional currency	₩ (548,525)		₩ (616,688)
Hypothetical percentage change in functional currency against foreign currencies other than functional currency	10.00%	10.00%
10% increase [member] | EUR [member]
Disclosure of detailed information about hedging instruments [line items]
Changes in gain or loss due to hypothetically strengthens or weakens of functional currency against foreign currencies other than functional currency	₩ 13,971		(234,405)
Hypothetical percentage change in functional currency against foreign currencies other than functional currency	10.00%	10.00%
10% increase [member] | JPY [member]
Disclosure of detailed information about hedging instruments [line items]
Changes in gain or loss due to hypothetically strengthens or weakens of functional currency against foreign currencies other than functional currency	₩ 9,049		7,876
Hypothetical percentage change in functional currency against foreign currencies other than functional currency	10.00%	10.00%
10% decrease [member] | USD [member]
Disclosure of detailed information about hedging instruments [line items]
Changes in gain or loss due to hypothetically strengthens or weakens of functional currency against foreign currencies other than functional currency	₩ 548,525		616,688
Hypothetical percentage change in functional currency against foreign currencies other than functional currency	10.00%	10.00%
10% decrease [member] | EUR [member]
Disclosure of detailed information about hedging instruments [line items]
Changes in gain or loss due to hypothetically strengthens or weakens of functional currency against foreign currencies other than functional currency	₩ (13,971)		234,405
Hypothetical percentage change in functional currency against foreign currencies other than functional currency	10.00%	10.00%
10% decrease [member] | JPY [member]
Disclosure of detailed information about hedging instruments [line items]
Changes in gain or loss due to hypothetically strengthens or weakens of functional currency against foreign currencies other than functional currency	₩ (9,049)		₩ (7,876)
Hypothetical percentage change in functional currency against foreign currencies other than functional currency	10.00%	10.00%